RECOVERABLE TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Recoverable Taxes
Schedule of recoverable taxes

		Consolidated
	12/31/2025	12/31/2024
ICMS (Brazilian State Value-Added Tax)	2,323,633	1,717,547
Brazilian federal contributions (1)	2,846,259	2,336,854
Other taxes	183,442	112,866
	5,353,334	4,167,267

Classified:
Current	1,376,434	1,367,316
Non-current	3,976,900	2,799,951
	5,353,334	4,167,267
(1)	The Brazilian federal contributions balance mainly refers to PIS and COFINS, IRPJ and CSLL and IPI.